Financial Instruments - valuation - Initial Recognition (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amounts Deferred Upon Recognition
Net gains carried forward	£ 56	£ 72
Net gains deferred	64	27
Net gains recognized in the income statement	£ 80	£ 48